ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities And Other Payables [Line Items]
Wages and welfare payables	$ 166,799	$ 52,938
Accrued expenses	182,620	194,331
Other payables	1,603,408	1,612,385
Accrued liabilities and other payables	$ 1,952,827	$ 1,859,654